Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2021 USD ($)
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid service fee	$ 1,164,011
Prepaid	$ 650,909
Haicheng Shenhe Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest acquire, percentage	61.50%